Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 12. Related Party Transactions
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carries a 2.5% annual interest rate and is a full-recourse loan. As of March 31, 2021 and December 31, 2020 , the outstanding balance on the executive notes receivable, inclusive of interest, was $4.7 million and $4.7 million, respectively. On September 7, 2018 and during September and December of 2019, the Company issued Investor Loan Notes to Apax and other shareholders. See Note 6—
Debt
.

On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. See Note 6 –
Debt
. The Company repaid the Investor Loan Notes and the Related Party Loan in full upon the consummation of the dMY Technology Group, Inc. II merger. See Note 13—
Subsequent Events
.
The Company made payments of $0.1 million and $0.1 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the three months ended March 31, 2021 and 2020, respectively.
Certain investment funds affiliated with Apax have provided the Company with a commitment letter in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £30,000,000 (approximately $41.2 million as of March 31, 2021) (the “Commitment Letter”), upon the occurrence of certain events. See Note 11—
Commitments and Contingencies.

Note 19. Related Party Transactions
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. See Note 1—
Financial Assets
for discussion on executive notes receivable.
On September 7, 2018 and during September and December of 2019, the Company issued Investor Loan Notes to Apax and other shareholders. See Note 9—
Debt
.
On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. See Note 9—
Debt
.
The Company made payments of $0.2 million, $0.2 million, $0.1 million, and $0.1 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), respectively.
Certain investment funds affiliated with Apax have provided the Company with a commitment letter in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £30,000,000 (approximately $40.9 million as of December 31, 2020) (the “Commitment Letter”), upon the occurrence of certain events. See Note 17—
Commitments and Contingencies
.